Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2019
Balance Sheet Components
Schedule of Prepaid Expenses and Other Current Assets

	December 31,
	2019	2018
Restricted Cash	$2,920	$—
Credit card processing deposit	2,650	981
Prepaid expenses	2,460	448
Other current assets	1,434	808
Prepaid expenses and other current assets	$9,464	$2,237

Schedule of Property and Equipment, Net

	December 31,
	2019	2018
Capitalized internal-use software	$3,554	$1,407
Computer equipment and servers	458	220
Leasehold improvements	143	60
Furniture and fixtures	238	40
Construction in progress	519	—
Total property and equipment	4,912	1,727
Accumulated depreciation and amortization	(1,264)	(554)
Property and equipment, net	$3,648	$1,173

Schedule of Other Current Liabilities

	December 31,
	2019	2018
Accrued compensation	$2,532	$928
End-user liability, net	1,431	633
Accrued sales and marketing expenses	1,542	—
Other accrued expenses	2,032	1,129
Derivative liability (Note 4 and Note 5)	—	3,649
Other current liabilities	$7,537	$6,339